UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act File Number 811-1800
U.S. Global Investors Funds

7900 Callaghan Road
San Antonio, TX 78229
(Address of principal executive offices) (Zip code)

Susan B. McGee, Esq.
7900 Callaghan Road
San Antonio, TX 78229
(Name and address of agent for service)

Registrant’s telephone number, including area code: 210-308-1234

Date of fiscal year end: June 30, 2006

Date of reporting period: March 31, 2006

Item 1. Schedule of Investments

U.S. TREASURY SECURITIES CASH FUND
Portfolio of Investments (unaudited)						March 31, 2006

UNITED STATES
GOVERNMENT		Coupon	Maturity		Principal
OBLIGATIONS 61.37%		Rate	Date		Amount	Value

United States Treasury Bills 43.81%
	Yield	4.375%	04/06/06		$10,000,000	$9,993,924
	Yield	4.20%	04/20/06		20,000,000	19,955,654
	Yield	4.08%	06/01/06		10,000,000	9,930,866
	Yield	4.36%	07/27/06		10,000,000	9,858,462
						49,738,906

United States Treasury Notes 17.56%
		4.625%	05/15/06		10,000,000	10,007,916
		3.50%	11/15/06		10,000,000	9,923,574
						19,931,490

Total United States Government Obligations						69,670,396
(cost $69,670,396)

REPURCHASE AGREEMENTS 36.96%

Joint Tri-Party Repurchase Agreements,
03/31/06, collateralized by U.S. Treasury
securities held in joint tri-party
repurchase accounts:

4.50% Credit Suisse First Boston,
repurchase price $20,007,500		4.50%	04/03/06		20,000,000	20,000,000
4.53% UBS Financial Services, Inc.,
repurchase price $21,963,951		4.53%	04/03/06		21,955,663	21,955,663

Total Repurchase Agreements						41,955,663
(cost $41,955,663)

Total Investments 98.33%						111,626,059
(cost $111,626,059)
Other assets and liabilities, net 1.67%						1,895,433

NET ASSETS 100%						$113,521,492

See notes to portfolios of investments.

U.S. GOVERNMENT SECURITIES SAVINGS FUND
Portfolio of Investments (unaudited)						March 31, 2006

UNITED STATES
GOVERNMENT AND		Coupon	Maturity		Principal
AGENCY OBLIGATIONS 100.93%		Rate	Date		Amount	Value

Federal Farm Credit Bank 23.03%
Discount Notes:
	Yield	3.88%	05/15/06		$5,000,000	$4,976,289
	Yield	4.64%	11/09/06		5,000,000	4,856,933
Fixed Rates:
		3.65%	04/04/06		2,045,000	2,045,015
		1.84%	04/07/06		3,000,000	2,998,704
		2.00%	04/19/06		1,000,000	999,102
		5.40%	05/10/06		3,755,000	3,760,472
		2.35%	05/12/06		7,150,000	7,134,313
		1.95%	05/19/06		2,000,000	1,992,994
		2.60%	05/19/06		13,900,000	13,864,835
		3.65%	05/23/06		3,975,000	3,972,288
		2.05%	06/12/06		4,000,000	3,980,175
		2.17%	06/12/06		1,425,000	1,418,731
		5.50%	06/15/06		1,990,000	1,995,512
		3.70%	07/05/06		6,900,000	6,881,625
		2.13%	07/17/06		7,000,000	6,950,378
		4.05%	08/11/06		3,000,000	2,999,676
		2.80%	08/16/06		2,000,000	1,987,965
		2.60%	09/07/06		6,000,000	5,949,744
		2.90%	09/29/06		2,500,000	2,481,415
		2.38%	10/02/06		2,000,000	1,975,370
		2.70%	11/24/06		5,000,000	4,936,916
		4.63%	12/27/06		4,000,000	4,000,658
		3.37%	12/28/06		2,000,000	1,976,211
		1.88%	01/16/07		2,000,000	1,951,425
						96,086,746

Federal Home Loan Bank 77.90%
Discount Notes:
	Yield	4.65%	04/03/06		162,204,000	162,162,291
	Yield	4.49%	04/05/06		10,000,000	9,995,011
	Yield	4.34%	04/07/06		10,000,000	9,992,767
	Yield	4.55%	04/12/06		36,413,000	36,361,866
	Yield	4.46%	04/17/06		10,000,000	9,980,178
	Yield	4.63%	04/19/06		10,000,000	9,976,850
	Yield	4.52%	04/28/06		10,000,000	9,966,100
	Yield	4.66%	05/31/06		4,377,000	4,343,005
Fixed Rates:
		2.50%	04/11/06		10,000,000	9,994,713
		2.00%	04/17/06		4,060,000	4,055,688
		6.07%	05/02/06		1,750,000	1,752,201
		2.55%	05/17/06		5,000,000	4,991,378
		2.45%	05/19/06		1,925,000	1,921,028
		2.65%	05/26/06		2,500,000	2,492,882
		6.09%	06/02/06		1,000,000	1,002,372
		2.10%	06/12/06		5,000,000	4,976,770
		1.88%	06/15/06		3,000,000	2,983,874
		3.01%	06/16/06		1,000,000	996,535
		2.01%	06/30/06		5,000,000	4,968,573
		3.75%	06/30/06		3,000,000	2,998,457
		3.25%	07/21/06		4,000,000	3,991,661
		2.75%	07/28/06		4,000,000	3,984,605
		2.50%	08/14/06		4,350,000	4,319,943
		3.50%	08/15/06		1,000,000	994,535
		2.70%	09/29/06		2,000,000	1,980,448
		5.40%	10/25/06		1,000,000	1,001,972
		3.00%	11/06/06		1,585,000	1,569,558
		4.28%	11/28/06		2,000,000	1,990,306
		3.38%	12/15/06		1,900,000	1,880,649
		4.70%	01/30/07		3,000,000	3,000,000
		5.00%	02/09/07		3,000,000	3,000,000
Step Coupon:
		3.50%	11/24/06		1,400,000	1,393,668
						325,019,884

Total Investments 100.93%						421,106,630
(cost $421,106,630)
Other assets and liabilities, net (0.93)%						(3,860,706)

NET ASSETS 100%						$417,245,924

See notes to portfolios of investments.

NEAR-TERM TAX FREE FUND
Portfolio of Investments (unaudited)						March 31, 2006

	Coupon	Maturity		Principal
MUNICIPAL BONDS 90.88%	Rate	Date		Amount		Value

Alabama 2.75%
DCH Health Care Authority Facilities Revenue	5.00%	06/01/09		$250,000		$258,377
Mountain Brook City Board of Education Capital Outlay	4.00%	02/15/15		200,000		197,682
						456,059

Alaska 1.80%
Alaska Municipal Bond Bank Authority, Series A	4.00%	02/01/16		300,000		297,342

Arizona 4.92%
Arizona State Transportation Board, Series A	5.00%	07/01/09		300,000		311,877
Maricopa County, Arizona Unified School District, GO	4.85%	07/01/11		200,000		204,906
Pima County Unified School District, GO Unlimited, Refunding	3.70%	07/01/12		300,000		297,840
						814,623

California 4.52%
Association of Bay Area Governments (ABAG) Finance
Authority, Series C	4.00%	03/01/08		100,000		99,888
Chino Basin Regional Financing Authority Revenue	7.00%	08/01/06		250,000		252,752
San Diego, California Community College District, GO Unlimited (ZCB)	0.00%	05/01/15		300,000		203,574
Santa Cruz County Redevelopment Agency, Refunding	4.40%	09/01/17		190,000		192,149
						748,363

Colorado 0.62%
Adams & Arapahoe Counties Joint School District, Series C, GO	5.75%	12/01/07		100,000		103,462

Connecticut 1.64%
Connecticut State, Series D, GO Unlimited	5.375%	11/15/18		250,000		272,055

Delaware 1.25%
Delaware Transportation Authority System Revenue	5.50%	07/01/08		200,000		207,786

District of Columbia 0.95%
District of Columbia, Unrefunded, Series B	5.50%	06/01/09		150,000		157,827

Florida 4.06%
Florida State Board of Education Capital Outlay, Series B, GO	5.25%	06/01/11		175,000		182,215
Hillsborough County Industrial Development Authority Hospital Revenue	3.50%	10/01/09		205,000		200,812
Jacksonville Transportation Authority, GO	6.50%	07/01/07		280,000		289,870
						672,897

Georgia 1.67%
Coweta County School District, GO	4.00%	08/01/06		175,000		175,276
Georgia Municipal Electric Authority Power Revenue, Series A	5.30%	01/01/07		100,000		101,259
						276,535

Illinois 5.75%
Chicago Water Revenue (ZCB)	0.00%	11/01/08		275,000		249,054
Illinois Finance Authority Revenue, Refunding	5.00%	07/01/16		390,000		415,510
Western Illinois, University and College Revenue	3.50%	04/01/13		300,000		288,714
						953,278

Indiana 3.52%
Indiana State Finance Authority Revenue, Refunding	4.00%	05/01/12		350,000		352,810
Indianapolis, Indiana Local Public Improvement Bond Bank, Series D	6.60%	02/01/07		225,000		230,405
						583,215

Iowa 3.09%
Ames, Iowa Hospital Revenue, Refunding	5.00%	06/15/15		300,000		314,940
Johnston Community School District, GO Unlimited	4.00%	06/01/16		200,000		197,688
						512,628

Kansas 1.20%
Kansas State Development Finance Authority Revenue	4.00%	10/01/15		200,000		198,906

Massachusetts 1.43%
Massachusetts State Health & Educational Facilities Authority
Revenue, Series D	5.00%	10/01/07		135,000		134,808
Massachusetts State, Series C, GO	4.625%	10/01/08		100,000		102,108
						236,916

Michigan 0.80%
Detroit, Michigan Local Development Financial Authority, Series A	5.20%	05/01/10		130,000		132,467

Mississippi 1.79%
Mississippi Hospital Equipment & Facilities Authority Revenue	3.45%	04/01/07		300,000		296,280

Nevada 2.75%
North Las Vegas, GO Limited	4.00%	03/01/16		200,000		196,938
Washoe County Gas & Water Facilities Revenue	6.30%	12/01/14		250,000		258,980
						455,918

New Jersey 6.05%
Brigantine, New Jersey School Improvements, GO Unlimited	3.50%	01/15/13		300,000		289,578
New Jersey State	5.125%	05/01/10		250,000		262,863
New Jersey State Transportation Trust Fund Authority, Series D	4.00%	06/15/14		250,000		246,550
Washington Township Board of Education, GO	5.10%	02/01/08		200,000		202,480
						1,001,471

New York 9.93%
Hempstead Township, Series B, GO Unlimited Tax	5.375%	11/15/10		120,000		124,529
New York City Transitional Financial Authority Revenue, Series A	5.25%	11/01/08		225,000		234,149
New York, New York, Series B	5.25%	08/01/09		200,000		208,960
New York, New York, Series C	3.50%	08/01/07		300,000		299,568
New York State, GO	5.00%	03/01/08		250,000		256,058
New York State, Local Highway & Bridge, Series A	5.375%	04/01/10		200,000		208,538
Schenectady Metroplex Development Authority Revenue, Series A	5.00%	12/15/12		110,000		113,381
Tobacco Settlement Financing Corp., Series B	4.00%	06/01/07		200,000		200,508
						1,645,691

North Carolina 1.09%
North Carolina Eastern Municipal Power Agency Revenue,
Refunding, Series A	5.60%	01/01/10		175,000		180,901

Ohio 1.22%
Ohio State Higher Education, Series B, GO	4.25%	11/01/07		200,000		201,844

Oregon 2.01%
Clackamas County Hospital Facilities Authority Revenue	5.00%	05/01/07		200,000		202,724
Oregon State Department Transportation Highway	5.00%	11/15/09		125,000		130,656
						333,380

South Carolina 4.26%
Horry County Hospitality Fee Special Obligation	5.00%	04/01/10		200,000		207,454
Jasper County School District, GO Unlimited	4.00%	03/01/15		195,000		195,720
Spartanburg County School District	3.875%	04/01/12		300,000		302,313
						705,487

Tennessee 1.92%
Tennessee State, GO Unlimited, Refunding, Series A	5.00%	05/01/11		300,000		317,310

Texas 12.69%
Arlington Refunding, Series A	5.00%	08/15/08		200,000		206,230
Bexar County Refunded, GO	5.40%	06/15/12		200,000		200,668
Gulf Coast Industrial Development Authority Pollution Control Revenue	4.95%	07/01/07		385,000		391,129
Killeen, Texas Independent School District, GO Unlimited, Prerefunded	5.00%	02/15/09		310,000		317,899
Killeen, Texas Independent School District, GO Unlimited, Unrefunded	5.00%	02/15/09		90,000		92,245
Rowlett, Texas, GO Unlimited, Refunding	4.00%	02/15/16		300,000		292,815
San Antonio Water System Revenue	5.00%	05/15/13		100,000		104,718
Texas State Water Development Board Revenue, Series A	5.125%	07/15/09		290,000		291,209
Texas Turnpike Authority Revenue	5.00%	06/01/08		200,000		205,706
						2,102,619

Utah 1.25%
Utah Transit Authority Sales Tax & Transportation Revenue	4.90%	12/15/09		200,000		206,276

Virginia 1.95%
Virginia College Building Authority, Series A	5.00%	09/01/15		300,000		323,070

Washington 3.07%
Clark County, Washington School District, GO Unlimited	5.125%	12/01/11		100,000		106,786
Thurston County School District, GO Unlimited, Refunding	4.00%	12/01/06		400,000		401,168
						507,954

Wisconsin 0.93%
Milwaukee, Wisconsin, Series L, GO	4.60%	12/15/13		150,000		153,929

Total Municipal Bonds						15,056,489
(cost $15,084,774)

REPURCHASE AGREEMENT 11.37%

Joint Tri-Party Repurchase Agreement, UBS Financial Services, Inc., 03/31/06,
4.53%, due 04/03/06, repurchase price $1,884,507, collateralized by
U.S. Treasury securities held in a joint tri-party repurchase account
(cost $1,883,796)	4.53%	04/03/06		1,883,796		1,883,796

Total Investments 102.25%						16,940,285
(cost $16,968,570)
Other assets and liabilities, net (2.25)%						(373,454)

NET ASSETS 100%						$16,566,831

See notes to portfolios of investments.

TAX FREE FUND
Portfolio of Investments (unaudited)						March 31, 2006

	Coupon	Maturity		Principal
MUNICIPAL BONDS 94.41%	Rate	Date		Amount		Value

Alabama 5.68%
Alabama 21st Century Authority Tobacco Settlement Revenue	5.75%	12/01/19		$275,000		$291,087
Alabama State, GO Unlimited, Series A	4.625%	09/01/22		375,000		382,282
Mountain Brook City Board of Education Capital Outlay	4.00%	02/15/15		195,000		192,740
						866,109

California 6.16%
California State, GO Unlimited	5.00%	02/01/25		320,000		330,218
Campbell, California Union High School District, GO Unlimited	4.75%	08/01/34		300,000		303,270
San Diego, California Community College District, GO Unlimited (ZCB)	0.00%	05/01/15		450,000		305,361
						938,849

Colorado 1.01%
Colorado Health Facility Authority Revenue	5.00%	09/01/16		150,000		154,482

Florida 6.29%
Florida Board of Education Capital Outlay, GO Unlimited Tax,
Refunding, Series A	6.625%	06/01/07		165,000		167,166
Florida Board of Education, GO Unlimited, Refunding, Series C	4.50%	06/01/28		300,000		296,664
St. Lucie County Florida Sales Tax Revenue	5.25%	10/01/23		465,000		495,202
						959,032

Georgia 6.20%
Atlanta Development Authority Revenue	5.25%	07/01/22		500,000		519,340
Chatham County Hospital Authority Revenue, Series A	5.50%	01/01/34		405,000		425,517
						944,857

Illinois 10.36%
Du Page County, Refunding	5.60%	01/01/21		490,000		546,786
Illinois Development Financing Authority Hospital Revenue,
Adventist Health Systems	5.65%	11/15/24		435,000		465,694
Illinois Development Financing Authority Revenue, Presbyterian Home
Lake Project, Series B	6.25%	09/01/17		250,000		257,400
Illinois Regional Transportation Authority Revenue, Series A	7.20%	11/01/20		250,000		308,367
						1,578,247

Iowa 1.96%
Davenport, Iowa, GO Unlimited, Series A	4.375%	06/01/20		300,000		297,951

Kansas 9.04%
Kansas State Development Finance Authority Hospital Revenue, Series Z	5.00%	12/15/12		500,000		526,250
Kansas State Development Finance Authority Revenue	4.00%	10/01/15		250,000		248,632
University of Kansas Hospital Authority Health Facilities Revenue	5.625%	09/01/27		570,000		602,068
						1,376,950

Maryland 2.09%
Maryland State Health & Higher Educational Facilities Authority Revenue	5.75%	07/01/21		300,000		318,456

Michigan 3.98%
Detroit, Michigan Local Development Financing Authority,
Refunding, Series A	5.375%	05/01/18		300,000		304,860
Macomb County Building Authority, GO Limited	4.50%	11/01/23		300,000		301,857
						606,717

Missouri 2.78%
St. Louis Airport Development Program, Prerefunded, Series A	5.00%	07/01/11		165,000		174,959
St. Louis Airport Development Program, Unrefunded, Series A	5.00%	07/01/11		235,000		248,268
						423,227

New Jersey 5.21%
New Jersey Health Care Facilities Financing Authority Revenue	4.375%	07/01/10		460,000		465,925
New Jersey State Transportation Authority, Series A	5.00%	06/15/13		315,000		327,698
						793,623

New York 4.82%
New York, GO Unlimited, Prerefunded, Series H	5.25%	03/15/14		445,000		468,954
New York, GO Unlimited, Unrefunded, Series H	5.25%	03/15/14		5,000		5,202
New York, GO Unlimited, Series J	5.00%	05/15/12		250,000		259,743
						733,899

Ohio 3.45%
Ohio State Mental Health Facilities Revenue	5.50%	06/01/15		300,000		320,616
South Euclid Special Assessment, GO Limited Tax	6.70%	12/01/14		185,000		205,609
						526,225

Pennsylvania 3.42%
Chester County Health & Educational Facilities Authority Revenue	5.00%	05/15/08		250,000		256,378
Philadelphia Hospital & Higher Educational Facilities Authority Revenue	4.95%	06/15/06		265,000		265,040
						521,418

Puerto Rico 2.08%
Puerto Rico Electric Power Authority Revenue, Series II	5.125%	07/01/26		300,000		316,956

Rhode Island 3.76%
Rhode Island State Health & Educational Building Corporation Revenue	6.50%	08/15/32		500,000		572,580

South Carolina 1.68%
South Carolina Jobs Economic Development Authority Revenue	5.00%	11/01/23		250,000		255,515

Texas 7.23%
Austin, Texas, GO	5.00%	09/01/16		565,000		578,690
Duncanville, Texas Independent School District, GO Unlimited, Series B	5.25%	02/15/32		500,000		523,560
						1,102,250

Utah 2.01%
Weber County School District, GO Unlimited, Prerefunded, Series A	5.15%	06/15/08		110,000		112,035
Weber County School District, GO Unlimited, Unrefunded, Series A	5.15%	06/15/08		190,000		193,604
						305,639

Vermont 1.98%
Vermont Educational & Health Buildings Financing Agency Revenue,
Vermont Law School Project, Series A	5.375%	01/01/23		300,000		300,822

Washington 3.22%
King & Snohomish Counties' School District, Series C	5.00%	06/15/10		250,000		259,093
Spokane County Washington School District, GO Unlimited	5.05%	06/01/22		255,000		232,025
						491,118

Total Municipal Bonds						14,384,922
(cost $13,866,239)

REPURCHASE AGREEMENT 6.83%

Joint Tri-Party Repurchase Agreement, UBS Financial Services, Inc., 03/31/06,
4.53%, due 04/03/06, repurchase price $1,041,252, collateralized by
U.S. Treasury securities held in a joint tri-party repurchase account
(cost $1,040,859)	4.53%	04/03/06		1,040,859		1,040,859

Total Investments 101.24%						15,425,781
(cost $14,907,098)
Other assets and liabilities, net (1.24)%						(188,599)

NET ASSETS 100%						$15,237,182

See notes to portfolios of investments.

ALL AMERICAN EQUITY FUND
Portfolio of Investments (unaudited)						March 31, 2006

COMMON STOCKS AND WARRANTS 90.62%				Shares		Value

Aerospace/Defense 4.54%
Raytheon Co.				7,500		$343,800
The Boeing Co.				4,500		350,685
United Industrial Corp.				5,500		335,115
						1,029,600

Airlines 1.19%
Continental Airlines, Inc.				10,000		269,000		*

Apparel 1.57%
Gildan Activewear, Inc.				7,500		356,400		*

Applications Software 1.23%
American Reprographics Co.				4,000		138,760		*
Red Hat, Inc.				5,000		139,900		*
						278,660

Audio & Video Products 0.49%
Harman International Industries, Inc.				1,000		111,130

Auto Parts & Equipment 0.84%
Johnson Controls, Inc.				2,500		189,825

Banks 0.50%
Mitsubishi UFJ Financial Group, Inc., ADR				7,500		114,075

Beverages 0.76%
PepsiCo, Inc.				3,000		173,370

Cable TV 0.21%
Stream Communications Network, Inc.				188,000		47,000		*

Chemicals - Diversified 0.84%
PPG Industries, Inc.				3,000		190,050

Computers 2.39%
Hewlett-Packard Co.				4,000		131,600
Palm, Inc.				7,500		173,700		*
Rackable Systems, Inc.				4,500		237,825		*
						543,125

Computers - Memory Devices 1.05%
Komag, Inc.				5,000		238,000		*

Construction 1.51%
D.R. Horton, Inc.				3,000		99,660
Granite Construction, Inc.				5,000		243,400
						343,060

Data Processing & Software 1.05%
Global Payments, Inc.				4,500		238,545

Dialysis Centers 0.53%
Fresenius Medical Care AG & Co., ADR				3,000		119,550

Diversified Minerals 0.71%
Teck Cominco Ltd., Class B				2,500		160,941

Diversified Operations 1.32%
Walter Industries, Inc.				4,500		299,790

Electronics & Components 2.73%
AVX Corp.				9,500		168,150
Broadcom Corp., Class A				4,500		194,220		*
Jabil Circuit, Inc.				6,000		257,160		*
						619,530

Financial Services 7.76%
E*TRADE Financial Corp.				12,500		337,250		*
Euronet Worldwide, Inc.				7,500		283,725		*
Investment Technology Group, Inc.				2,500		124,500		*
Jefferies Group, Inc.				2,000		117,000
Lazard Ltd., Class A				5,000		221,250
Merrill Lynch & Co., Inc.				3,000		236,280
PNC Financial Services Group, Inc.				2,500		168,275
State Street Corp.				4,500		271,935
						1,760,215

Gold Mining 7.82%
Bema Gold Corp., Warrants (October 2007)				25,000		74,538		*
Goldcorp, Inc., Warrants (March 2007), Class C				100,000		591,158		*
Goldcorp, Inc., Warrants (May 2007), Class A				123,000		723,963		*
Goldcorp, Inc., Warrants (August 2008), Class B				50,000		255,740		*
Virginia Gold Mines, Inc.				10,000		129,198		*
						1,774,597

Index Fund 0.63%
iShares MSCI Japan Index Fund				10,000		144,000

Industrial Gases 0.78%
Airgas, Inc.				4,500		175,905

Insurance 2.43%
American International Group, Inc.				2,500		165,225
Loews Corp.				1,500		151,800
ProAssurance Corp.				4,500		234,000		*
						551,025

Internet 1.92%
Akamai Technologies, Inc.				12,000		394,680		*
Stockgroup Information Systems, Inc.				120,000		42,000		*
						436,680

Investment Advisers 1.25%
Franklin Resources, Inc.				3,000		282,720

Machinery 3.42%
Flowserve Corp.				5,000		291,700		*
JLG Industries, Inc.				8,000		246,320
Terex Corp.				3,000		237,720		*
						775,740

Manufacturing 2.89%
Acuity Brands, Inc.				4,500		180,000
Freightcar America, Inc.				1,500		95,400
Trinity Industries, Inc.				7,000		380,730
						656,130

Medical - Drugs 2.80%
Cardinal Health, Inc.				4,500		335,340
Merck & Co., Inc.				8,500		299,455
						634,795

Medical - HMO 0.48%
Coventry Health Care, Inc.				2,000		107,960		*

Medical - Products 1.46%
Hologic, Inc.				6,000		332,100		*

Networking Products 0.53%
Anixter International, Inc.				2,500		119,450

Oil & Gas - Integrated 1.05%
Petro-Canada				5,000		237,950

Oil & Gas Drilling 2.47%
Atlas America, Inc.				3,750		179,288		*
ENSCO International, Inc.				2,000		102,900
Todco, Class A				4,000		157,640
Transocean, Inc.				1,500		120,450		*
						560,278

Oil & Gas Field Services 1.54%
TETRA Technologies, Inc.				4,000		188,160		*
Weatherford International Ltd.				3,500		160,125		*
						348,285

Oil & Gas Refining & Marketing 1.71%
Frontier Oil Corp.				2,500		148,375
Valero Energy Corp.				4,000		239,120
						387,495

Paper Products 0.38%
International Paper Co.				2,500		86,425

Pharmacy Services 1.32%
Express Scripts, Inc.				2,000		175,800		*
HealthExtras, Inc.				3,500		123,550		*
						299,350

Quarrying 1.15%
Vulcan Materials Co.				3,000		259,950

Real Estate Investment Trusts 1.89%
Kimco Realty Corp.				6,000		243,840
LaSalle Hotel Properties				4,500		184,500
						428,340

Retail 7.70%
Brown Shoe Company, Inc.				6,000		314,880
Costco Wholesale Corp.				2,000		108,320
Dick's Sporting Goods, Inc.				7,500		297,525		*
First Cash Financial Services, Inc.				10,000		199,900		*
Starbucks Corp.				12,000		451,680		*
The Pantry, Inc.				6,000		374,340		*
						1,746,645

Semiconductors 2.82%
Cree, Inc.				6,000		196,860		*
MEMC Electronic Materials, Inc.				12,000		443,040		*
						639,900

Steel 1.03%
Reliance Steel & Aluminum Co.				2,500		234,800

Telecommunications 4.17%
Ciena Corp.				70,000		364,700		*
CommScope, Inc.				7,000		199,850		*
Tellabs, Inc.				24,000		381,600		*
						946,150

Television 0.91%
Central European Media Enterprises Ltd., Class A				3,000		205,830		*

Therapeutics 1.23%
Gilead Sciences, Inc.				4,500		279,990		*

Tobacco 0.47%
Altria Group, Inc.				1,500		106,290

Transportation 2.47%
Burlington Northern Santa Fe Corp.				4,000		333,320
FedEx Corp.				2,000		225,880
						559,200

Wireless Equipment 0.68%
Nokia Oyj, Sponsored ADR				7,500		155,400

Total Common Stocks and Warrants						20,555,246
(cost $17,133,661)

PURCHASED OPTION 0.02%				Contracts

Gold Mining 0.02%
Goldcorp, Inc., Strike Price 22.50, Put, Expiration Apr. 2006
(premium $68,800)				800		4,000

Total Securities						20,559,246

				Principal
REPURCHASE AGREEMENT 9.85%				Amount

Joint Tri-Party Repurchase Agreement, UBS Financial Services, Inc., 03/31/06,
4.53%, due 04/03/06, repurchase price $2,235,168, collateralized by
U.S. Treasury securities held in a joint tri-party repurchase account
(cost $2,234,325)				$2,234,325		2,234,325

Total Investments 100.49%						22,793,571
(cost $19,436,786)
Other assets and liabilities, net (0.49)%						(110,373)

NET ASSETS 100%						$22,683,198

See notes to portfolios of investments.

CHINA REGION OPPORTUNITY FUND
Portfolio of Investments (unaudited)						March 31, 2006

COMMON STOCKS 88.99%				Shares		Value

Agriculture 2.70%
Chaoda Modern Agriculture Ltd.				2,000,000		$1,572,175

Airlines 1.98%
Air China Ltd., H shares				1,200,000		463,920	*
Singapore Airlines Ltd.				80,000		693,134
						1,157,054

Airport Operations 0.49%
Beijing Capital International Airport Co., Ltd., H shares				500,000		286,729

Apparel 0.35%
Prime Success International Group Ltd.				300,000		202,965

Auto Parts & Equipment 0.56%
Weichai Power Co., Ltd., H shares				200,000		327,322

Automobile 0.91%
Dongfeng Motor Corp., H shares				1,200,000		533,509	*

Banks 3.24%
Industrial Bank of Korea				30,000		555,756
Kookmin Bank				3,500		302,218
Mitsubishi UFJ Financial Group, Inc., ADR				52,000		790,920
United Overseas Bank Ltd.				25,000		241,359
						1,890,253

Cellular Telecommunications 2.26%
China Mobile (Hong Kong) Ltd., H shares				150,000		787,698
China Mobile (Hong Kong) Ltd., Sponsored ADR				20,000		530,800
						1,318,498

Chemicals - Agricultural 0.97%
Spur Ventures, Inc.				500,000		565,456	*

Chemicals - Diversified 0.77%
Sinopec Shanghai Petrochemical Co., Ltd., H shares				800,000		448,456

Closed End Fund 0.45%
Japan Smaller Capitalization Fund, Inc.				16,000		264,800	*

Coal 1.38%
China Shenhua Energy Co., Ltd., H Shares				300,000		525,777	*
Western Canadian Coal Corp.				110,000		277,073	*
						802,850

Distribution/Wholesale 1.33%
Esprit Holdings Ltd.				100,000		778,356

Diversified Minerals 0.27%
Caledon Resources plc				875,000		57,056	*
Erdene Gold, Inc.				100,000		89,959	*
New Pacific Metals Corp.				6,700		9,873	*
						156,888

Diversified Operations 1.23%
China Merchants Holdings International Co., Ltd.				100,000		288,662
Keppel Corp., Ltd.				50,000		427,020
						715,682

Electric Generation 2.24%
China Power International Development Ltd.				3,000,000		1,014,826
China Resources Power Holdings Co., Ltd.				400,000		291,239
						1,306,065

Electronics & Components 1.52%
Canon, Inc., Sponsored ADR				4,500		297,225
Hon Hai Precision Industry Co., Ltd.				60,000		371,580
Kyocera Corp., Sponsored ADR				2,500		220,325
Yageo Corp.				1		2	*
						889,132

Energy - Alternative Sources 0.25%
Suntech Power Holdings Co., Ltd., ADR				4,000		147,960	*

Financial Services 0.76%
Nomura Holdings, Inc., ADR				20,000		443,400

Food & Beverages 3.55%
China Mengniu Dairy Co., Ltd.				400,000		443,302
China Yurun Food Group Ltd.				600,000		490,983	*
Fraser & Neave Ltd.				60,000		735,217
Tingyi (Cayman Islands) Holding Corp.				700,000		401,420
						2,070,922

Gold Mining 5.63%
Entree Gold, Inc.				300,000		717,101	*
Great China Mining, Inc.				500,000		75,000	*
Olympus Pacific Minerals, Inc.				340,500		177,952	*
Silk Road Resources Ltd.				235,000		271,804	*
Sino Gold Ltd.				50,000		151,866	*
Zijin Mining Group Co., Ltd., H shares				2,400,000		1,886,610
						3,280,333

Health & Personal Care 2.17%
Hengan International Group Co., Ltd.				800,000		1,268,049

Index Fund 1.97%
iShares MSCI Japan Index Fund				15,000		216,000
iShares MSCI Singapore (Free) Index Fund				30,000		263,400
iShares MSCI South Korea Index Fund				7,500		349,875
iShares MSCI Taiwan Index Fund				25,000		318,250
						1,147,525

Insurance 3.83%
China Insurance International Holdings Co., Ltd.				350,000		184,924	*
China Life Insurance Co., Ltd., H shares				600,000		761,603	*
Ping An Insurance Co. of China Ltd., H shares				500,000		1,288,668
						2,235,195

Internet 3.77%
Asia Broadband, Inc.				954,945		100,269	*
NCsoft Corp.				6,000		440,282	*
Sina Corp.				12,000		334,800	*	^
Tencent Holdings Ltd.				700,000		1,181,709
Webzen, Inc.				6,000		143,570	*
						2,200,630

Machinery 1.61%
Dongfang Electrical Machinery Co., Ltd., H shares				300,000		610,829
Kubota Corp., Sponsored ADR				6,000		326,400
						937,229

Media 1.44%
Beijing Media Corp., H shares				100,000		161,728
Sun New Media, Inc.				182,750		676,175	*
						837,903

Metal - Aluminum 0.77%
Global Alumina Products Corp.				290,000		449,500	*

Metal - Copper 0.60%
Continental Minerals Corp.				200,000		263,879	*
Toledo Mining Corp. plc				45,240		83,385	*
						347,264

Non-Ferrous Metals 2.22%
Korea Zinc Co., Ltd.				15,000		1,176,350
Sterling Group Ventures, Inc.				512,800		117,944	*
						1,294,294

Oil & Gas - Integrated 3.91%
China Petroleum & Chemical Corp., ADR				10,000		583,600
PetroChina Co., Ltd., ADR				15,000		1,574,250
PTT plc				20,000		120,448
						2,278,298

Oil & Gas Exploration & Production 6.47%
Big Sky Energy Corp.				1,000,000		2,000,000	*
Big Sky Energy Corp. (RS)				100,000		190,000	*
CNOOC Ltd., ADR				10,000		781,800
CNPC Hong Kong Ltd.				1,500,000		517,078
PTT Exploration and Production plc				20,000		284,133
						3,773,011

Oil & Gas Field Services 0.65%
China Oilfield Services Ltd., H shares				750,000		379,352

Precious Metals 0.69%
Golden China Resources Corp.				267,000		80,063	*
TVI Pacific, Inc.				2,265,714		320,290	*
						400,353

Publishing 0.17%
Lingo Media, Inc.				785,000		100,882	*

Real Estate Companies 9.85%
Capitaland Ltd.				400,000		1,198,131
Cheung Kong Holdings Ltd.				40,000		423,456
China Overseas Land & Investment Ltd.				2,500,000		1,707,485
China Vanke Co., Ltd., B shares				350,000		403,675
Daying Modern Agricultural Co.				1		0	*
Guangzhou R&F Properties Co., Ltd., H shares				50,000		265,143	*
Hopson Development Holdings Ltd.				300,000		645,623
Kerry Properties Ltd.				300,000		1,097,945
United Overseas Land Ltd.				1,500		2,683
						5,744,141

Rental - Auto & Equipment 0.85%
Cosco Pacific Ltd.				250,000		497,748

Retail 2.60%
China First Pencil Co., Ltd., B shares				1		0	*
Parkson Retail Group Ltd.				500,000		1,514,185	*
Shanghai Friendship Group, Inc., Co., B shares				2		1
						1,514,186

Schools 1.66%
Capital Alliance Group, Inc.				1,488,332		969,099	*

Semiconductors 1.04%
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR				60,000		603,600

Silver Mining 3.96%
Silvercorp Metals, Inc.				136,000		2,307,060	*

Steel 2.20%
POSCO				3,500		902,331
POSCO, ADR				6,000		382,800	^
						1,285,131

Telecommunications Equipment 0.49%
ZTE Corp., H shares				70,000		285,053

Telephone - Integrated 0.91%
China Netcom Group Corp. (Hong Kong) Ltd.				300,000		529,643

Textiles & Apparel 0.52%
Weiqiao Textile Co., Ltd., H shares				200,000		302,837

Transportation 1.30%
Guangshen Railway Co., Ltd., H shares				1,800,000		759,670

Water Treatment Systems 0.50%
Woongjin Coway Co., Ltd.				10,000		291,772

Total Common Stocks						51,898,230
(cost $40,776,598)

RIGHTS 0.00%

Cellular Telecommunications 0.00%
3 Italia SpA, Rights
(cost $0)				20		0

Total Securities						51,898,230

				Principal
REPURCHASE AGREEMENT 10.52%				Amount

Joint Tri-Party Repurchase Agreement, UBS Financial Services, Inc., 03/31/06,
4.53%, due 04/03/06, repurchase price $6,137,004, collateralized by
U.S. Treasury securities held in a joint tri-party repurchase account
(cost $6,134,688)				$6,134,688		6,134,688

Total Investments 99.51%						58,032,918
(cost $46,911,286)
Other assets and liabilities, net 0.49%						283,100

NET ASSETS 100%						$58,316,018

CALL OPTIONS WRITTEN				Shares Subject		Value
				To Call

Sina Corp., Strike Price 22.50, Expiration Apr. 2006				6,000		$(33,000)
POSCO, Strike Price 60, Expiration Apr. 2006				2,000		(9,100)

Total Call Written Options						$(42,100)
(premiums received $19,060)

See notes to portfolios of investments.

GLOBAL RESOURCES FUND
Portfolio of Investments (unaudited)						March 31, 2006

COMMON STOCKS AND WARRANTS 82.52%				Shares		Value

Aluminum 1.69%
Alcan, Inc.				120,000		$5,487,600
Alcoa, Inc.				200,000		6,112,000
Century Aluminum Co.				150,000		6,367,500	*
Global Alumina Products Corp.				1,200,000		1,860,000	*
						19,827,100

Building Materials 2.04%
Cemex S.A. de C.V., Sponsored ADR				150,000		9,792,000
Martin Marietta Materials, Inc.				95,000		10,167,850
Polaris Minerals Corp.				929,100		3,980,038	*
						23,939,888

Chemicals - Specialty 0.38%
Cytec Industries, Inc.				75,000		4,500,750

Coal 2.09%
Arch Coal, Inc.				45,000		3,417,300
Coalcorp Mining, Inc.				12,140,000		6,760,624	*
Coalcorp Mining, Inc., Warrants (September 2007)				500,000		21,419	*
Coalcorp Mining, Inc., Warrants (February 2011)				5,708,500		1,369,414	*
CONSOL Energy, Inc.				65,000		4,820,400
Fording Canadian Coal Trust				140,000		5,313,087
NEMI Northern Energy & Mining, Inc.				1,514,460		1,582,969	*
Western Canadian Coal Corp.				410,000		1,032,728	*
Western Canadian Coal Corp., Warrants (June 2006)				145,000		178,890	*
						24,496,831

Copper 1.98%
African Copper plc				1,530,000		2,367,792	*
Amerigo Resources Ltd.				665,600		1,539,685
Constellation Copper Corp.				3,955,000		7,962,860	*
Northern Peru Copper Corp.				462,000		1,258,705	*
Revett Minerals, Inc.				4,024,200		4,654,447	*	+
Tenke Mining Corp.				470,000		5,512,594	*
						23,296,083

Data Processing & Software 0.00%
Stockgroup Information Systems, Inc.				153,000		53,550	*

Diamond Mining & Exploration 0.04%
Diamond Fields International Ltd.				112,000		17,752	*
Diamond Fields International Ltd., Warrants (November 2006)				112,000		0	*
Diamonds North Resources Ltd.				178,000		155,552	*
Metalex Ventures Ltd.				30,000		20,562	*
Vaaldiam Resources Ltd.				252,000		297,944	*
						491,810

Diversified Operations 0.73%
Keppel Corp., Ltd.				1,000,000		8,540,397

Electric Generation 0.17%
China Power International Development Ltd.				6,000,000		2,029,652

Energy - Alternative Sources 0.04%
Pacific Ethanol, Inc.				20,000		431,800	*

Financial Services 1.71%
Dundee Wealth Management, Inc.				83,000		820,613
GMP Capital Trust				830,100		17,708,610
Jovian Capital Corp.				2,047,000		1,525,780	*
						20,055,003

Gas & Propane Distribution 0.29%
Energy Savings Income Fund				220,000		3,422,892

General Metal & Mineral Mining 5.18%
Altius Minerals Corp.				100,000		484,064	*
Atacama Minerals Corp.				500,000		454,078	*
Baja Mining Corp., Units (RS)				2,111,000		3,373,042	*
Breakwater Resources Ltd., Warrants (January 2009)				2,538,000		1,413,382	*
Central African Mining & Exploration Co., plc				7,931,667		8,344,147	*
Equinox Minerals Ltd.				300,000		395,819	*
European Nickel plc				350,000		191,708	*
EuroZinc Mining Corp.				1,500,000		2,608,807	*
HudBay Minerals, Inc.				490,000		4,101,525	*
HudBay Minerals, Inc., Warrants (December 2009)				19,608,500		3,779,911	*
International Molybdenum plc				1,971,670		497,124	*
International Molybdenum plc, Warrants (July 2010)				958,335		74,988	*
JNR Resources, Inc.				1,187,500		1,170,001	*
Labrador Iron Ore Royalty Trust				150,000		3,730,723
LionOre Mining International Ltd.				782,000		3,483,893	*
Lundin Mining Corp.				88,125		2,114,034	*
Minefinders Corp., Ltd.				318,500		2,455,877	*
Pacifica Resources Ltd., Units (RS)				500,000		346,127	*
Precious Metals Australia Ltd.				1,000,000		1,962,799	*
Sherritt International Corp.				300,000		2,737,320
Skye Resources, Inc.				400,000		2,467,443	*
Sterling Group Ventures, Inc.				525,700		120,911	*
Teck Cominco Ltd., Class B				195,000		12,553,376
Titanium Resources Group Ltd.				1,000,000		1,251,972	*
Toledo Mining Corp. plc				365,200		673,130	*
Zimasco Consolidated Enterprises Ltd. (RS)				22,000		4,840	*
						60,791,041

Gold & Copper Mining 3.59%
Continental Minerals Corp.				200,000		263,879	*
European Minerals Corp.				220,750		206,149	*
European Minerals Corp., Units				1,320,000		1,458,876	*
European Minerals Corp., Warrants (December 2008)				219,125		75,094	*
European Minerals Corp., Warrants (April 2010)				1,001,000		343,043	*
European Minerals Corp., Warrants (March 2011)				5,000		1,713	*
Fortress Minerals Corp.				700,000		953,564	*
Ivanhoe Mines Ltd.				1,575,000		14,978,153	*
Northern Dynasty Minerals Ltd.				560,000		3,607,951	*
Northern Dynasty Minerals Ltd., Warrants (September 2006)				400,000		863,605	*
Northern Orion Resources, Inc.				2,548,900		11,486,647	*
Northern Orion Resources, Inc., Warrants (May 2008)				1,166,300		3,447,340	*
Northern Orion Resources, Inc., Warrants (February 2010)				357,000		504,669	*
Northgate Minerals Corp.				1,130,000		2,720,442	*
Northgate Minerals Corp., Warrants (December 2006)				861,000		307,887	*
Taseko Mines Ltd.				225,000		506,983	*
Taseko Mines Ltd., Warrants (September 2006)				500,000		415,524	*
						42,141,519

Gold Mining 5.94%
Agnico-Eagle Mines Ltd., Warrants (November 2007)				15,000		198,750	*
American Gold Capital Corp.				500,000		938,143	*
Arizona Star Resource Corp.				15,300		134,884	*
Bema Gold Corp., Warrants (October 2007)				494,000		1,472,858	*
Caledon Resources plc				5,720,000		372,983	*
Cambior, Inc., Warrants (August 2008)				234,000		244,585	*
Century Mining Corp.				258,896		377,076	*
Century Mining Corp., Warrants (March 2007)				500,000		539,753	*
Corona Gold Ltd.				50,000		358	*
Crowflight Minerals, Inc.				1,160,000		203,735	*
Crystallex International Corp.				257,500		1,058,325	*
Desert Sun Mining Corp.				25,000		138,580	*
Desert Sun Mining Corp., Warrants (November 2008)				141,800		510,247	*
Entree Gold, Inc.				495,000		1,183,216	*
Gammon Lake Resources, Inc.				66,000		1,182,934	*
Glencairn Gold Corp.				700,000		365,833	*
Glencairn Gold Corp., Warrants (November 2008)				345,000		53,204	*
Gold Fields Ltd.				265,000		5,786,555
Gold Fields Ltd., Sponsored ADR				60,000		1,318,800
Goldcorp, Inc.				220,000		6,435,069
Goldcorp, Inc., Warrants (March 2007), Class C				518,950		3,067,816	*
Goldcorp, Inc., Warrants (April 2007)				6,500		243,750	*
Goldcorp, Inc., Warrants (May 2007), Class A				546,750		3,218,105	*
Goldcorp, Inc., Warrants (August 2008), Class B				1,150,400		5,884,071	*
Goldcorp, Inc., Warrants (May 2009)				1,400		63,571	*
Great Basin Gold Ltd.				49,000		108,804	*
Great China Mining, Inc.				649,750		97,463	*
IAMGOLD Corp.				280,000		2,410,898
International Royalty Corp.				480,000		1,669,637	*
Kinross Gold Corp.				265,000		2,890,207	*
Kinross Gold Corp., Warrants (December 2007)				1,101,000		754,626	*
Medoro Resources Ltd.				1,067,000		223,968	*
Medoro Resources Ltd., 144A (RS)				3,397,000		677,392	*
Metallic Ventures Gold, Inc.				10,000		23,561	*
Metallica Resources, Inc.				276,000		905,655	*
Metallica Resources, Inc., Warrants (December 2008)				200,000		246,744	*
Mexgold Resources, Inc.				461,000		2,910,872	*
Moto Goldmines Ltd.				200,000		1,250,857	*
Nevada Pacific Gold Ltd.				371,648		525,376	*
New Sleeper Gold Corp.				200,000		114,805	*
New Sleeper Gold Corp., Warrants (December 2008)				100,000		0	*
Olympus Pacific Minerals, Inc.				485,000		253,470	*
Pacific Ridge Exploration Ltd.				125,000		40,696	*
Pacific Rim Mining Corp.				105,000		80,851	*
Planet Exploration, Inc.				160,000		108,293	*
QGX Ltd.				380,000		1,465,045	*
Radius Gold, Inc.				9,600		6,909	*
Randgold Resources Ltd., ADR				105,000		1,907,850	*
Red Back Mining, Inc.				820,000		2,205,963	*
Red Back Mining, Inc., Warrants (July 2007)				150,000		146,504	*
Ridge Mining plc				575,000		407,434	*
Rio Narcea Gold Mines Ltd., Warrants (September 2008)				217,500		47,518	*
Royal Roads Corp.				1,510,000		194,054	*
Silk Road Resources Ltd.				265,000		306,503	*
St. Andrew Goldfields Ltd.				310,000		39,839	*
Stingray Resources, Inc.				125,000		85,675	*
TLC Ventures Corp.				208,300		240,923	*
TVI Pacific, Inc.				5,867,428		829,443	*
Vedron Gold, Inc.				10,991		5,838	*
Virginia Gold Mines, Inc.				230,200		2,974,140	*
Wolfden Resources, Inc.				696,800		2,238,691	*
X-Cal Resources Ltd.				412,500		123,693	*
ZAO Polyus Gold Co.				20,000		790,000	*
Zijin Mining Group Co., Ltd., H shares				7,000,000		5,502,613
						69,806,011

Industrial Gases 0.43%
Air Products & Chemicals, Inc.				75,000		5,039,250

Investment Trust 0.25%
streetTRACKS Gold Trust				50,000		2,905,000	*

Mining Equipment & Services 1.26%
Dynatec Corp.				5,128,700		6,415,269	*
Joy Global, Inc.				140,000		8,367,800
						14,783,069

Oil & Gas - Integrated 7.32%
ConocoPhillips				200,000		12,630,000
Exxon Mobil Corp.				250,000		15,215,000
Novy Neft II Limited				60,000		2,192,400	*
Oao Gazprom, Sponsored ADR				55,000		5,032,500
Petro-Canada				250,000		11,890,344
PetroChina Co., Ltd., ADR				80,000		8,396,000
Petroleo Brasileiro S.A., ADR				287,000		22,916,950
Suncor Energy, Inc.				100,000		7,702,000
						85,975,194

Oil & Gas Drilling 5.25%
Diamond Offshore Drilling, Inc.				50,000		4,475,000
ENSCO International, Inc.				175,000		9,003,750
Global Santa Fe Corp.				100,000		6,075,000
Leader Energy Services Ltd.				512,000		1,837,971	*
Nabors Industries, Ltd.				80,000		5,726,400	*
Precision Drilling Trust				220,000		7,099,850
Rowan Companies, Inc.				128,200		5,635,672
Savanna Energy Services Corp.				220,000		5,277,587	*
Todco, Class A				205,000		8,079,050	*
Transocean, Inc.				75,000		6,022,500	*
Xtreme Coil Drilling Corp., 144A (RS)				400,000		2,398,903	*
						61,631,683

Oil & Gas Equipment & Services 10.32%
BJ Services Co.				150,000		5,190,000
Bristow Group, Inc.				198,000		6,118,200	*
Calfrac Well Services Ltd.				229,500		6,687,196
Grant Prideco, Inc.				250,000		10,710,000	*
Halliburton Co.				120,000		8,762,400
Hornbeck Offshore Services, Inc.				195,000		7,033,650	*
Hyduke Energy Services, Inc. (RS)				525,000		1,312,050	*
Hyduke Energy Services, Inc., Warrants (June 2006) (RS)				262,500		0	*
McDermott International, Inc.				225,000		12,251,250	*
National-Oilwell, Inc.				235,000		15,068,200	*
Oil States International, Inc.				185,000		6,817,250	*
Producers Oilfield Services, Inc.				510,000		6,117,204	*
Pure Energy Services Ltd.				45,000		906,014	*
Saxon Energy Services, Inc.				1,110,000		4,507,711	*
Saxon Energy Services, Inc., Warrants (April 2006)				187,500		0	*
Saxon Energy Services, Inc., Warrants (November 2006)				180,000		0	*
Schlumberger Ltd.				100,000		12,657,000
Trican Well Service Ltd.				158,250		7,219,682	*
Weatherford International Ltd.				215,958		9,880,079	*
						121,237,886

Oil & Gas Exploration & Production - Junior 10.22%
1078352 Alberta Ltd., Units (RS)				1,666,500		856,666	*
Anderson Energy Ltd., S/R				50,000		261,309	*
Bankers Petroleum Ltd.				2,600,000		2,071,624	*
Bankers Petroleum Ltd., Warrants (November 2009)				2,285,500		979,052	*
Big Sky Energy Corp.				3,211,350		6,422,700	*
Big Sky Energy Corp. (RS)				1,000,000		1,900,000	*
Birchcliff Energy Ltd.				43,400		256,935	*
BlackRock Ventures, Inc.				540,000		6,453,907	*
Candax Energy, Inc.				1,100,000		1,008,396	*
Canetic Resources Trust				304,154		6,306,140
Choice Resources Corp.				1,780,500		1,372,901	*
Dune Energy, Inc. (RS)				377,358		1,155,621	*
Energy XXI Acquisition Corp.				424,000		2,332,000	*
Energy XXI Acquisition Corp., Warrants (October 2009)				790,000		734,700	*
Exploration Company of Delaware				740,000		8,317,600	*
Falcon Oil & Gas Ltd.				1,062,308		2,530,172	*
Galleon Energy, Inc., Class A				200,400		5,837,560	*
Gastar Exploration Ltd.				702,000		2,989,154	*
Grove Energy Ltd.				1,000,000		839,616
Grove Energy Ltd., Warrants (April 2006)				600,000		298,149	*
Ivanhoe Energy, Inc.				300,000		825,051	*
Kereco Energy Ltd.				575,000		5,606,151	*
Legacy Energy LLC, 144A (RS)				263,158		5,000,000	*
Mission Oil & Gas, Inc.				400,000		3,437,286	*
Niko Resources Ltd.				100,000		5,054,832
Pacific Stratus Energy Ltd.				7,201,000		2,282,702	*	+
Pacific Stratus Energy Ltd., Warrants (August 2006)				1,500,000		0	*
Pacific Stratus Energy Ltd., Warrants (July 2007)				1,600,000		95,956	*
Pan-Ocean Energy Corp., Ltd.				152,000		4,867,855	*
Parallel Petroleum Corp.				325,000		5,996,250	*
PetroWorld Corp.				2,000,000		1,043,523	*	+
PetroWorld Corp., Warrants (July 2010)				1,000,000		0	*
Rider Resources Ltd.				8,800		110,829	*
Tanganyika Oil Co., Ltd.				200,000		2,416,038	*
Tyner Resources Ltd.				890,000		579,507	*
Tyner Resources Ltd., Warrants (May 2007)				425,000		0	*
Valkyries Petroleum Corp.				500,000		6,854,010	*
White Nile Ltd.				13,015,000		22,970,600	*
						120,064,792

Oil & Gas Exploration & Production - Senior 4.96%
Addax Petroleum Corp.				100,000		2,398,903	*
EnCana Corp.				296,000		13,827,077	^
Goodrich Petroleum Corp.				339,600		9,169,200	*
Nexen, Inc.				150,000		8,263,365
Southwestern Energy Co.				225,000		7,242,750	*
Warren Resources, Inc.				710,000		10,579,000	*
Western Gas Resources, Inc.				140,000		6,755,000
						58,235,295

Oil & Gas Refining & Marketing 5.15%
Frontier Oil Corp.				225,000		13,353,750
Holly Corp.				175,000		12,971,000
Tesoro Corp.				150,000		10,251,000
Valero Energy Corp.				400,000		23,912,000
						60,487,750

Oil & Gas Royalty Trusts 5.79%
ARC Energy Trust				115,000		2,695,682
Bonavista Energy Trust				265,000		8,457,205
Canadian Oil Sands Trust				70,000		10,051,405
Daylight Energy Trust				375,000		3,913,211
Enerplus Resources Fund				140,000		7,061,622
Esprit Energy Trust				510,000		5,212,731
Focus Energy Trust				200,000		4,062,714
Harvest Energy Trust				297,000		8,638,751
Penn West Energy Trust				208,000		7,607,539
Progress Energy Trust				100,000		1,495,031
San Juan Basin Royalty Trust				100,000		4,095,000
Sequoia Oil & Gas Trust				295,000		4,776,816
						68,067,707

Platinum Group Metals 0.80%
African Minerals, Special Warrants (RS)				12,500		75,000	*
African Platinum plc				6,165,000		4,502,404	*
Anooraq Resources Corp.				750,000		867,461	*
Aquarius Platinum Ltd.				6,862		97,820
Beartooth Platinum Corp.				2,480,000		499,315	*
Eastern Platinum Ltd.				794,500		932,544	*
Eastern Platinum Ltd., 144A, S/R (RS)				1,800,000		2,007,882	*
Eastern Platinum Ltd., Warrants (April 2008)				200,500		75,583	*
Osmium Holdings S.A. (RS)				104		10,400	*
Platinum Group Metals Ltd.				242,700		382,598	*
SouthernEra Resources Ltd., Warrants (November 2006)				100,000		5,141	*
						9,456,148

Potash & Agricultural Fertilizers 0.04%
Spur Ventures, Inc.				435,000		491,947	*

Power Technology 0.01%
Dynex Power, Inc.				660,000		107,437	*
Dynex Power, Inc., Warrants (August 2006)				330,000		0	*
						107,437

Silver Mining 2.92%
Pan American Silver Corp., Warrants (February 2008)				42,400		676,758	*
Silver Wheaton Corp.				783,300		8,375,243	*
Silver Wheaton Corp., Warrants (August 2009)				4,296,250		6,515,047	*
Silver Wheaton Corp., Warrants (November 2009)				2,792,400		3,708,208	*
Silver Wheaton Corp., Warrants (December 2010)				956,300		5,530,350	*
Silvercorp Metals, Inc.				403,000		6,836,361	*
Silvercorp Metals, Inc., Warrants (September 2006)				200,000		2,604,524	*
						34,246,491

Steel 1.21%
IPSCO, Inc.				70,000		7,261,942
Russel Metals, Inc.				275,000		6,019,748
Tenaris S.A., ADR				5,000		903,350
						14,185,040

Uranium 0.72%
Khan Resources Inc., Special Warrants (RS)				400,000		342,700	*
Paladin Resources Ltd.				100,000		358,979	*
UMC Energy plc				1,000,000		356,464	*	+
UMC Energy plc, Warrants (January 2007)				500,000		0	*
UrAsia Energy Ltd.				1,263,600		3,247,772	*
Western Prospector Group Ltd.				1,102,000		4,107,008	*
						8,412,923

Total Common Stocks and Warrants						969,151,939
(cost $711,900,283)

				Principal
CONVERTIBLE DEBENTURES 0.21%				Amount

Oil & Gas Exploration & Production - Junior 0.21%
1078352 Alberta Ltd., 10.00%, maturity 12/15/07 (RS)			CAD	1,000,000		856,751
BlackRock Ventures, Inc., 3.50% maturity, 12/31/12			CAD	175,000		170,172
Gastar Exploration Ltd., 9.75%, maturity 11/12/09				1,500,000		1,462,050
						2,488,973

Total Convertible Debentures						2,488,973
(cost $2,478,016)

PURCHASED OPTIONS 1.71%				Contracts

Chemicals - Diversified 0.01%
Lyondell Chemical Co., Strike Price 30, Call, Expiration Jan. 2007
(premium $470,482)				1,500		37,500
The Dow Chemical Co., Strike Price 45, Call, Expiration Jan. 2007
(premium $216,490)				500		85,000
						122,500

Coal 0.41%
Arch Coal, Inc., Strike Price 80, Call, Expiration Jan. 2007
(premium $225,750)				250		220,000
Peabody Energy Corp., Strike Price 35, Call, Expiration Jan. 2007
(premium $2,075,749)				2,000		3,580,000
Peabody Energy Corp., Strike Price 45, Call, Expiration Jan. 2007
(premium $917,000)				1,000		1,070,000
						4,870,000

General Metal & Mineral Mining 0.03%
Inco Ltd., Strike Price 50, Call, Expiration Jan. 2007
(premium $238,656)				576		357,120

Gold Mining 0.17%
Goldcorp, Inc., Strike Price 25, Put, Expiration Oct. 2006
(premium $224,500)				1,000		130,000
Philadelphia Stock Exchange Gold & Silver Index, Strike Price 130, Put, Expiration Sept. 2006
(premium $406,500)				500		385,000
Philadelphia Stock Exchange Gold & Silver Index, Strike Price 140, Put, Expiration Jun. 2006
(premium $2,335,214)				2,000		1,520,000
						2,035,000

Index Fund 0.54%
AMEX Natural Gas Index Fund, Strike Price 40.50, Call, Expiration Oct. 2006
(premium $1,621,500)				500		1,290,000
Energy Select Sector SPDR Fund, Strike Price 55, Put, Expiration Jun. 2006
(premium $3,403,000)				8,500		2,252,500
Oil Service HOLDRS Trust, Strike Price 135, Call, Expiration Jan. 2007
(premium $598,900)				300		759,000
Oil Service HOLDRS Trust, Strike Price 135, Put, Expiration Jan. 2007
(premium $816,500)				500		470,000
Oil Service HOLDRS Trust, Strike Price 145, Put, Expiration Apr. 2006
(premium $2,340,600)				2,200		704,000
Oil Service HOLDRS Trust, Strike Price 150, Call, Expiration Jan. 2007
(premium $826,500)				500		865,000
						6,340,500

Oil & Gas Drilling 0.20%
Transocean, Inc., Strike Price 60, Call, Expiration Jan. 2008
(premium $1,076,292)				800		2,304,000

Oil & Gas Exploration & Production - Senior 0.01%
EnCana Corp., Strike Price 40, Put, Expiration Jul. 2006
(premium $174,732)				662		62,890

Oil & Gas Refining & Marketing 0.34%
Sunoco Energy, Inc., Strike Price 70, Call, Expiration Jan. 2007
(premium $670,240)				500		725,000
Valero Energy Corp., Strike Price 45, Call, Expiration Jan. 2007
(premium $1,263,000)				1,000		1,792,000
Valero Energy Corp., Strike Price 50, Call, Expiration Jan. 2007
(premium $1,203,000)				1,000		1,410,000
Valero Energy Corp., Strike Price 52.50, Put, Expiration Jun. 2006
(premium $168,250)				250		30,000
						3,957,000

Silver Mining 0.00%
Silver Wheaton Corp., Strike Price 7.50, Put, Expiration Sept. 2006
(premium $95,688)				1,000		50,000

Total Purchased Options						20,099,010
(cost $21,368,543)

Total Securities						991,739,922

				Principal
REPURCHASE AGREEMENT 16.63%				Amount

Joint Tri-Party Repurchase Agreement, UBS Financial Services, Inc., 03/31/06,
4.53%, due 04/03/06, repurchase price $195,298,509, collateralized by
U.S. Treasury securities held in a joint tri-party repurchase account
(cost $195,224,812)				$195,224,812		195,224,812

Total Investments 101.07%						1,186,964,734
(cost $930,971,654)
Other assets and liabilities, net (1.07)%						(12,541,173)

NET ASSETS 100%						$1,174,423,561

CALL OPTION WRITTEN				Shares Subject		Value
				To Call

EnCana Corp., Strike Price 50, Expiration May 2006
(premiums received $222,000)				160,000		$(208,000)

See notes to portfolios of investments.

WORLD PRECIOUS MINERALS FUND
Portfolio of Investments (unaudited)						March 31, 2006

COMMON STOCKS AND WARRANTS 74.71%				Shares		Value

Data Processing & Software 0.05%
Stockgroup Information Systems, Inc.				1,050,000		$367,500	*

Diamond Mining & Exploration 1.40%
Aber Diamond Corp.				87,000		3,504,001
Diagem International Resource Corp.				800,000		65,113	*
Diamond Fields International Ltd.				1,306,000		207,000	*
Diamond Fields International Ltd., Warrants (November 2006)				512,000		0	*
Diamonds North Resources Ltd.				2,357,200		2,059,925	*	+
Kimberley Diamond Co. NL				500,000		651,878	*
Metalex Ventures Ltd.				70,000		47,978	*
Shore Gold, Inc.				300,000		1,812,029	*
SouthernEra Diamonds, Inc., Warrants (November 2006)				100,000		5,141	*
Tahera Diamond Corp.				800,000		459,219	*
Vaaldiam Resources Ltd.				755,000		892,649	*
						9,704,933

Financial Services 1.02%
Dundee Wealth Management, Inc.				53,200		525,984
GMP Capital Trust				227,300		4,849,015
Jovian Capital Corp.				2,028,100		1,511,692	*
NETeller plc				15,000		191,056	*
						7,077,747

Gold Royalty Companies 0.34%
Aberdeen International, Inc.				161,000		110,350	*	+
Aberdeen International, Inc. (RS)				1,000,000		651,131	*	+
Aberdeen International, Inc., Warrants (December 2007) (RS)				1,000,000		0	*
International Royalty Corp.				100,000		347,841	*
Royal Gold, Inc.				35,000		1,266,650
						2,375,972

Gold/Mineral Exploration & Development 23.33%
African Minerals, Special Warrants (RS)				112,500		675,000	*
African Platinum plc				11,636,967		8,498,675	*
AfriOre Ltd.				1,650,000		5,937,286	*
Alamos Gold, Inc.				647,000		5,238,305	*
Amarc Resources Ltd.				544,545		191,281	*
American Gold Capital Corp.				770,000		1,444,740	*
Amerix Precious Metals Corp.				445,000		358,379	*
Andina Minerals, Inc.				128,000		135,984	*
Anooraq Resources Corp.				3,024,500		3,494,850	*
Arizona Star Resource Corp.				196,700		1,734,101	*
Atikwa Minerals Corp.				1,838,333		141,749	*	+
AuEx Ventures, Inc.				10,000		11,600	*
Aurizon Mines Ltd.				110,000		255,398	*
Baja Mining Corp., Units (RS)				1,055,500		1,686,521	*
Beartooth Platinum Corp.				2,294,500		461,967	*
Bendigo Mining NL				1,201,000		1,944,360	*
Bolnisi Gold NL				1,000,000		1,755,057
Caledon Resources plc				19,790,000		1,290,444	*	+
Candente Resource Corp.				220,000		171,522	*
Central African Gold plc				3,635,000		679,477	*
Central African Mining & Exploration Co., plc				2,510,000		2,640,531	*
Coalcorp Mining, Inc.				522,500		290,974	*
Coalcorp Mining, Inc., Warrants (February 2011)				204,000		48,938	*
Continental Minerals Corp.				690,000		910,384	*
Continental Precious Minerals, Inc.				200,000		159,356	*
Coral Gold Resources Ltd.				50,000		260,881	*
Corona Gold Ltd.				812,500		5,820	*
Corriente Resources, Inc.				469,300		1,970,159	*
Dumont Nickel, Inc.				1,523,000		195,725	*
Eastern Platinum Ltd.				3,394,925		3,984,790	*
Eastern Platinum Ltd., Warrants (April 2008)				329,500		124,212	*
ECU Silver Mining, Inc.				930,000		1,354,524	*
Erdene Gold, Inc.				413,500		371,980	*
European Minerals Corp.				666,000		621,950	*
European Minerals Corp., Units				370,000		408,927	*
European Minerals Corp., Warrants (December 2008)				466,000		159,698	*
European Minerals Corp., Warrants (April 2010)				224,000		76,765	*
European Minerals Corp., Warrants (March 2011)				300,000		102,810	*
European Nickel plc				400,000		219,095	*
EXMIN Resources, Inc.				1,105,000		227,210	*
EXMIN Resources, Inc., Warrants (February 2007)				500,000		0	*
Farallon Resources Ltd.				2,334,500		1,660,071	*
First Point Minerals Corp.				1,322,000		475,703	*
Fortress Minerals Corp.				136,000		185,264	*
Frontier Pacific Mining Corp.				1,257,000		646,162	*
Frontier Pacific Mining Corp., Warrants (April 2006)				200,000		0	*
Gabriel Resources Ltd.				216,700		464,145	*
Gammon Lake Resources, Inc.				55,000		985,778	*
GBS Gold International, Inc.				505,200		952,228	*
Gold Reserve, Inc.				240,000		1,416,933	*
Gold Summit Corp.				310,000		67,726	*
Golden China Resources Corp.				1,553,000		465,687	*
Golden Odyssey Mining, Inc.				1,275,500		382,475	*	+
Grandview Gold, Inc.				3,000		4,626	*
Grandview Gold, Inc. (RS)				400,000		586,018	*
Grandview Gold, Inc., Units (RS)				700,000		1,039,925	*
Grandview Gold, Inc., Warrants (August 2006) (RS)				200,000		8,225	*
Great Basin Gold Ltd.				1,402,500		3,124,143	*
Guyana Goldfields, Inc.				53,000		188,896	*
Inca Pacific Resources, Inc.				155,000		86,318	*
Inca Pacific Resources, Inc., Warrants (November 2006)				900,000		0	*
International Molybdenum plc				1,105,000		278,607	*
Ivanhoe Mines Ltd.				954,500		9,077,241	*
Jaguar Mining, Inc.				28,000		136,977	*
Kings Minerals NL				5,000,000		680,532	*
Lake Shore Gold Corp.				220,000		424,092	*
Latitude Resources plc				3,000,000		319,514	*
Laurion Gold, Inc.				21,500		2,763	*
Laurion Gold, Inc., Special Warrants				1,500,000		64,256	*
Linear Gold Corp.				650,000		3,630,912	*
Medoro Resources Ltd.				905,000		189,963	*
Medoro Resources Ltd., 144A (RS)				1,318,000		262,821	*
Metallic Ventures Gold, Inc.				1,232,000		2,902,673	*
Metallic Ventures Gold, Inc., Warrants (March 2009)				50,000		12,530	*
Metallica Resources, Inc.				340,000		1,115,661	*
Metallica Resources, Inc., Warrants (December 2008)				826,600		1,019,794	*
Minefinders Corp., Ltd.				325,000		2,505,997	*
Mirasol Resources Ltd.				10,000		5,312	*
Moss Lake Gold Mines Ltd.				2,507,000		494,011	*	+
Moto Goldmines Ltd.				944,300		5,905,920	*
Moto Goldmines Ltd., Warrants (May 2006)				500		2,999	*
Moto Goldmines Ltd., Warrants (August 2007)				137,500		477,103	*
Moydow Mines International, Inc.				30,000		8,610	*
Nevsun Resources Ltd.				95,000		266,964	*
Nevsun Resources Ltd., Warrants (October 2008)				10,000		10,581	*
New Sleeper Gold Corp.				900,000		516,621	*
New Sleeper Gold Corp., Warrants (December 2008)				150,000		0	*
Northern Dynasty Minerals Ltd.				587,700		3,786,415	*
Northern Dynasty Minerals Ltd., Warrants (September 2006)				100,000		215,901	*
NovaGold Resources, Inc.				100,000		1,525,874	*
Odyssey Resources Ltd.				1,341,000		419,350	*
Olympus Pacific Minerals, Inc.				869,500		454,417	*
Osmium Holdings S.A. (RS)				891		89,100	*
Oxus Gold plc				250,000		341,249	*
Pacific North West Capital Corp.				1,546,466		463,728	*
Pacific Rim Mining Corp.				5,025,600		3,870,740	*
Pan American Silver Corp.				10,000		254,000	*
Pan American Silver Corp., Warrants (February 2008)				87,950		1,403,794	*
Peru Copper Corp.				396,975		1,003,321	*
Planet Exploration, Inc.				355,000		240,276	*
Platinum Group Metals Ltd.				435,000		685,744	*
Platte River Gold, Special Warrants (RS)				595,000		1,190,000	*
QGX Ltd.				858,000		3,307,916	*
Radius Gold, Inc.				817,700		588,475	*
Revett Minerals, Inc.				1,601,500		1,852,318	*
Ridge Mining plc				1,185,000		839,669	*
Romarco Minerals, Inc.				7,930,853		1,664,718	*	+
Romarco Minerals, Inc., Warrants (September 2007)				5,682,353		170,393	*
Rubicon Minerals Corp.				205,000		289,796	*
Silvercorp Metals, Inc.				1,056,500		17,922,121	*
Solitario Resources Corp.				485,300		935,508	*
Southwestern Resources Corp.				25,000		295,579	*
St. Andrew Goldfields Ltd.				15,125,000		1,943,754	*
Stingray Resources, Inc.				300,000		205,620	*
Stratagold Corp.				1,210,000		1,140,336	*
Strongbow Exploration, Inc.				775,000		564,385	*
Sydney Resource Corp.				605,000		248,801	*
Tenke Mining Corp.				283,000		3,319,285	*
TLC Ventures Corp.				659,900		763,250	*
Tone Resources Ltd.				115,000		197,053	*
UGL Enterprises Ltd.				200,000		236,463	*
Vedron Gold, Inc.				4,572,501		2,428,847	*	+
Verena Minerals Corp.				1,043,000		227,866	*
Victoria Resources Corp.				95,000		46,393	*
Virginia Gold Mines, Inc.				323,600		4,180,850	*
Wesdome Gold Mines Ltd.				252,300		473,387	*
Western Exploration & Development Ltd., 144A, Special Warrants (RS)				600,000		30,000	*
Western Prospector Group Ltd.				803,000		2,992,675	*
White Knight Resource Ltd.				1,637,500		3,240,768	*
Wolfden Resources, Inc.				625,000		2,008,011	*
X-Cal Resources Ltd.				2,544,500		763,001	*
Yilgarn Mining Ltd.				19,026		2,930	*
						162,118,279

Intermediate & Junior Gold Producers 34.61%
Agnico-Eagle Mines Ltd., Warrants (November 2007)				642,700		8,517,821	*
Apollo Gold Corp., Warrants (December 2006)				333,500		0	*
Bema Gold Corp., Warrants (October 2007)				3,430,660		10,228,493	*
Cambior, Inc.				1,107,000		3,654,430	*
Cambior, Inc., Warrants (October 2006)				145,000		43,480	*
Cambior, Inc., Warrants (August 2008)				757,085		791,333	*
Century Mining Corp.				2,856,725		4,160,754	*
Century Mining Corp., Warrants (March 2007)				500,000		539,753	*
Crystallex International Corp.				570,000		2,342,700	*
Desert Sun Mining Corp.				115,000		637,466	*
Desert Sun Mining Corp., Warrants (November 2008)				1,325,300		4,768,900	*
Dynatec Corp.				3,805,200		4,759,760	*
Eldorado Gold Corp.				105,000		507,368	*
Emperor Mines Ltd.				1,030,000		346,785	*
Glamis Gold Ltd.				40,000		1,306,633	*
Glencairn Gold Corp.				3,122,500		1,631,875	*
Glencairn Gold Corp., Warrants (November 2008)				1,341,500		206,880	*
Goldcorp, Inc., Warrants (March 2007), Class C				3,811,850		22,534,069	*
Goldcorp, Inc., Warrants (April 2007)				143,200		5,370,000	*
Goldcorp, Inc., Warrants (May 2007), Class A				3,462,925		20,382,364	*
Goldcorp, Inc., Warrants (August 2008), Class B				3,503,110		17,917,723	*
Goldcorp, Inc., Warrants (May 2009)				54,800		2,488,348	*
Golden Star Resources Ltd., Warrants (February 2007)				55,000		36,755	*
Harmony Gold Mining Co., Ltd., Sponsored ADR				70,000		1,111,600	*
Hecla Mining Co.				400,000		2,644,000	*
Herald Resources Ltd.				1,000,000		906,183	*
High River Gold Mines Ltd.				872,500		1,756,661	*
IAMGOLD Corp.				440,909		3,797,185
Kingsgate Consolidated Ltd.				170,965		788,712
Kinross Gold Corp.				235,000		2,563,014	*
Kinross Gold Corp., Warrants (December 2007)				2,852,000		1,954,764	*
Leviathan Resources Ltd.				311,110		222,864	*
LionOre Mining International Ltd.				454,700		2,025,737	*
Meridian Gold, Inc.				419,500		12,429,887	*
Mexgold Resources, Inc.				1,810,300		11,430,698	*
Nevada Pacific Gold Ltd.				2,751,935		3,890,244	*
Northern Orion Resources, Inc.				7,158,000		32,257,709	*
Northern Orion Resources, Inc., Warrants (May 2008)				3,220,750		9,519,866	*
Northern Orion Resources, Inc., Warrants (February 2010)				646,900		914,483	*
Northgate Minerals Corp.				1,716,500		4,132,424	*
Northgate Minerals Corp., Warrants (December 2006)				4,311,100		1,603,801	*
Randgold Resources Ltd., ADR				909,325		16,522,435	*
Red Back Mining, Inc.				1,739,200		4,678,794	*
Red Back Mining, Inc., Warrants (July 2007)				150,000		146,504	*
Resolute Mining Ltd.				1,360,000		1,441,869	*
Rio Narcea Gold Mines Ltd., Warrants (September 2008)				1,188,750		259,708	*
SEMAFO, Inc.				265,000		590,302	*
Sino Gold Ltd.				870,000		2,642,472	*
Troy Resources NL				250,000		564,126
TVI Pacific, Inc.				9,393,356		1,327,882	*
Yamana Gold, Inc.				566,286		5,215,537	*
						240,513,151

Investment Trust 0.25%
streetTRACKS Gold Trust				30,000		1,743,000	*

Metal & Mineral Mining 7.22%
Amerigo Resources Ltd.				1,783,600		4,125,874
AMT International Mining Corp.				1,000,000		14,565	*
Aquarius Platinum Ltd.				110,045		1,568,731
Breakwater Resources Ltd.				495,000		555,560	*
Breakwater Resources Ltd., Warrants (January 2009)				1,287,000		716,715	*
Constellation Copper Corp.				770,000		1,550,291	*
HudBay Minerals, Inc.				210,000		1,757,796	*
HudBay Minerals, Inc., Warrants (December 2009)				13,690,000		2,639,008	*
JNR Resources, Inc.				415,000		408,885	*
Lundin Mining Corp.				258,045		6,190,250	*
North American Tungsten Corp. Ltd.				1,183,000		1,469,628	*
Northern Peru Copper Corp.				50,000		136,223	*
Silver Wheaton Corp.				967,500		10,344,757	*
Silver Wheaton Corp., Warrants (August 2009)				6,863,950		10,408,834	*
Silver Wheaton Corp., Warrants (November 2009)				2,341,600		3,109,561	*
Silver Wheaton Corp., Warrants (December 2010)				597,700		3,456,541	*
Taseko Mines Ltd.				450,000		1,013,965	*
Toledo Mining Corp. plc				260,200		479,596	*
Valhalla Uranium Ltd.				172,344		158,027	*
Zimasco Consolidated Enterprises Ltd. (RS)				192,500		42,350	*
						50,147,157

Oil & Gas Exploration & Production - Junior 1.08%
Bankers Petroleum Ltd., Warrants (November 2009)				33,000		14,136	*
Big Sky Energy Corp.				2,528,750		5,057,500	*
Big Sky Energy Corp. (RS)				500,000		950,000	*
BlackRock Ventures, Inc.				45,000		537,826	*
White Nile Ltd.				543,000		958,358	*
						7,517,820

Oil & Gas Extraction 0.24%
Choice Resources Corp.				613,500		473,055	*
Pacific Stratus Energy Ltd.				3,625,000		1,149,118	*
Pacific Stratus Energy Ltd., Warrants (August 2006)				562,500		0	*
Pacific Stratus Energy Ltd., Warrants (July 2007)				850,000		50,977	*
						1,673,150

Oil & Gas Royalty Trusts 0.23%
ARC Energy Trust				5,000		117,204
Bonavista Energy Trust				5,000		159,570
Harvest Energy Trust				45,233		1,315,679
						1,592,453

Senior Gold Producers 4.94%
Barrick Gold Corp.				94,574		2,576,196
Freeport-McMoRan Copper & Gold, Inc., Class B				120,000		7,172,400
Gold Fields Ltd.				240,000		5,240,653
Gold Fields Ltd., Sponsored ADR				535,000		11,759,300
Lihir Gold Ltd.				850,000		1,625,756	*
Newmont Mining Corp.				100,000		5,189,000
ZAO Polyus Gold Co.				20,000		790,000	*
						34,353,305

Total Common Stocks and Warrants						519,184,467
(cost $280,714,895)

				Principal
CONVERTIBLE DEBENTURE 0.00%				Amount

Oil & Gas Exploration & Production - Junior 0.00%
BlackRock Ventures, Inc., 3.50% maturity, 12/31/12
(cost $21,506)			CAD $	25,000		24,310

PURCHASED OPTIONS 0.50%				Contracts

Intermediate & Junior Gold Producers 0.00%
Goldcorp, Inc., Strike Price 20, Put, Expiration Apr. 2006
(premium $52,500)				400		2,000
Goldcorp, Inc., Strike Price 25, Put, Expiration Apr. 2006
(premium $346,466)				2,000		10,000
						12,000

Senior Gold Producers 0.50%
Barrick Gold Corp., Strike Price 15, Call, Expiration Jun. 2006
(premium $331,850)				500		387,500
Barrick Gold Corp., Strike Price 17.50, Call, Expiration Jan. 2007
(premium $29,600)				200		114,000
Barrick Gold Corp., Strike Price 27.50, Put, Expiration Apr. 2006
(premium $254,188)				2,400		216,000
Freeport-McMoRan Copper & Gold, Inc., Strike Price 45, Put, Expiration Aug. 2006
(premium $185,748)				1,200		144,000
Gold Fields Ltd., Strike Price 15, Put, Expiration Apr. 2006
(premium $102,000)				750		3,750
Newmont Mining Corp., Strike Price 45, Put, Expiration Jun. 2006
(premium $142,275)				500		30,000
Philadelphia Stock Exchange Gold & Silver Index, Strike Price 110, Put, Expiration Sept. 2006
(premium $738,000)				2,250		511,875
Philadelphia Stock Exchange Gold & Silver Index, Strike Price 120, Put, Expiration Sept. 2006
(premium $1,167,450)				1,875		806,250
Philadelphia Stock Exchange Gold & Silver Index, Strike Price 125, Put, Expiration Jun. 2006
(premium $603,959)				1,236		339,900
Philadelphia Stock Exchange Gold & Silver Index, Strike Price 130, Put, Expiration Sept. 2006
(premium $642,453)				742		571,340
Philadelphia Stock Exchange Gold & Silver Index, Strike Price 140, Put, Expiration Jun. 2006
(premium $335,865)				455		345,800
						3,470,415

Total Purchased Options						3,482,415
(cost $4,932,354)

Total Securities						522,691,192

				Principal
REPURCHASE AGREEMENT 23.58%				Amount

Joint Tri-Party Repurchase Agreement, UBS Financial Services, Inc., 03/31/06,
4.53%, due 04/03/06, repurchase price $163,902,380, collateralized by
U.S. Treasury securities held in a joint tri-party repurchase account
(cost $163,840,530)				$163,840,530		163,840,530

Total Investments 98.79%						686,531,722
(cost $449,509,285)
Other assets and liabilities, net 1.21%						8,425,785

NET ASSETS 100%						$694,957,507

See notes to portfolios of investments.

GOLD SHARES FUND
Portfolio of Investments (unaudited)						March 31, 2006

COMMON STOCKS AND WARRANTS 76.10%				Shares		Value

Diamond Mining & Exploration 0.59%
Aber Diamond Corp.				22,000		$886,069
Diamond Fields International Ltd.				108,000		17,118	*
Diamond Fields International Ltd., Warrants (November 2006)				176,000		0	*
						903,187

Financial Services 0.56%
GMP Capital Trust				40,000		853,324

Gold Mining 66.85%
Agnico-Eagle Mines Ltd.				50,000		1,522,019
Agnico-Eagle Mines Ltd., Warrants (November 2007)				222,600		2,949,450	*
Apollo Gold Corp., Warrants (December 2006)				166,500		0	*
Barrick Gold Corp.				27,429		747,010
Bema Gold Corp., Warrants (October 2007)				1,787,940		5,330,733	*
Cambior, Inc.				409,400		1,349,448	*
Cambior, Inc., Warrants (October 2006)				43,300		12,984	*
Cambior, Inc., Warrants (August 2008)				234,115		244,706	*
Century Mining Corp.				559,069		814,271	*
Crystallex International Corp.				104,400		429,084	*
Desert Sun Mining Corp.				268,000		1,485,572	*
Desert Sun Mining Corp., Warrants (November 2008)				500,900		1,802,416	*
DRDGOLD Ltd., Sponsored ADR				100,000		155,000
Freeport-McMoRan Copper & Gold, Inc., Class B				115,000		6,873,550
GBS Gold International, Inc.				87,600		165,113	*
Glamis Gold Ltd.				40,000		1,306,256	*
Glencairn Gold Corp.				177,000		92,503	*
Glencairn Gold Corp., Warrants (November 2008)				88,500		13,648	*
Gold Fields Ltd.				95,000		2,074,425
Gold Fields Ltd., Sponsored ADR				216,000		4,747,680
Goldcorp, Inc., Warrants (March 2007), Class C				2,310,000		13,655,757	*
Goldcorp, Inc., Warrants (April 2007)				71,900		2,696,250	*
Goldcorp, Inc., Warrants (May 2007), Class A				935,000		5,503,298	*
Goldcorp, Inc., Warrants (August 2008), Class B				772,490		3,951,135	*
Goldcorp, Inc., Warrants (May 2009)				38,000		1,725,497	*
Golden Star Resources Ltd., Warrants (February 2007)				5,000		3,341	*
Harmony Gold Mining Co., Ltd., Sponsored ADR				140,000		2,223,200	*
Hecla Mining Co.				150,000		991,500	*
High River Gold Mines Ltd.				204,000		410,727	*
IAMGOLD Corp.				100,000		861,035
Ivanhoe Mines Ltd.				265,500		2,524,889	*
Kinross Gold Corp.				100,000		1,090,644	*
Kinross Gold Corp., Warrants (December 2007)				1,244,000		852,639	*
Lihir Gold Ltd.				500,000		956,327	*
Meridian Gold, Inc.				219,500		6,505,136	*
Newmont Mining Corp.				55,000		2,853,950
Northern Orion Resources, Inc.				1,793,000		8,080,229	*
Northern Orion Resources, Inc., Warrants (May 2008)				845,350		2,498,678	*
Northern Orion Resources, Inc., Warrants (February 2010)				20,000		28,273	*
Northgate Minerals Corp.				1,625,500		3,913,344	*
Northgate Minerals Corp., Warrants (December 2006)				1,252,900		466,826	*
Randgold Resources Ltd., ADR				264,630		4,808,327	*
Rio Narcea Gold Mines Ltd., Warrants (September 2008)				251,750		55,000	*
Sino Gold Ltd.				200,000		607,465	*
Virginia Gold Mines, Inc.				59,000		762,269	*
Yamana Gold, Inc.				175,752		1,618,689	*
ZAO Polyus Gold Co.				10,000		395,000	*
						102,155,293

Gold Royalty Company 1.54%
Royal Gold, Inc.				65,000		2,352,350

Investment Trust 0.19%
streetTRACKS Gold Trust				5,000		290,500	*

Metal & Mineral Mining 6.18%
Gammon Lake Resources, Inc.				11,000		197,156	*
Lundin Mining Corp.				35,430		849,931	*
Pan American Silver Corp., Warrants (February 2008)				57,650		920,167	*
Silver Wheaton Corp.				399,750		4,274,229	*
Silver Wheaton Corp., Warrants (August 2009)				1,383,000		2,097,250	*
Silver Wheaton Corp., Warrants (November 2009)				315,000		418,309	*
Silver Wheaton Corp., Warrants (December 2010)				118,500		685,294	*
						9,442,336

Oil & Gas Royalty Trust 0.19%
ARC Energy Trust				2,500		58,602
Bonavista Energy Trust				2,500		79,785
Harvest Energy Trust				5,000		145,434
						283,821

Total Common Stocks and Warrants						116,280,811
(cost $54,826,834)

PURCHASED OPTIONS 0.92%				Contracts

Gold Mining 0.92%
Barrick Gold Corp., Strike Price 15, Call, Expiration Jun. 2006
(premium $49,778)				75		58,125
Barrick Gold Corp., Strike Price 27.50, Put, Expiration Apr. 2006
(premium $50,652)				600		54,000
Freeport-McMoRan Copper & Gold, Inc., Strike Price 45, Put, Expiration Aug. 2006
(premium $178,008)				1,150		138,000
Gold Fields Ltd., Strike Price 15, Put, Expiration Apr. 2006
(premium $217,360)				1,750		8,750
Goldcorp, Inc., Strike Price 20, Put, Expiration Apr. 2006
(premium $24,937)				190		950
Goldcorp, Inc., Strike Price 25, Put, Expiration Apr. 2006
(premium $100,036)				650		3,250
Harmony Gold Mining Co., Ltd., Strike Price 17.50, Call, Expiration Jan. 2008
(premium $127,770)				500		190,000
Meridian Gold, Inc., Strike Price 17.50, Put, Expiration Apr. 2006
(premium $51,000)				500		2,500
Meridian Gold, Inc., Strike Price 20, Put, Expiration Apr. 2006
(premium $106,000)				500		10,000
Newmont Mining Corp., Strike Price 45, Put, Expiration Jun. 2006
(premium $142,275)				500		30,000
Philadelphia Stock Exchange Gold & Silver Index, Strike Price 110, Put, Expiration Sept. 2006
(premium $246,000)				750		170,625
Philadelphia Stock Exchange Gold & Silver Index, Strike Price 120, Put, Expiration Sept. 2006
(premium $389,150)				625		268,750
Philadelphia Stock Exchange Gold & Silver Index, Strike Price 125, Put, Expiration Jun. 2006
(premium $193,200)				400		110,000
Philadelphia Stock Exchange Gold & Silver Index, Strike Price 130, Put, Expiration Sept. 2006
(premium $187,051)				214		164,780
Philadelphia Stock Exchange Gold & Silver Index, Strike Price 140, Put, Expiration Jun. 2006
(premium $183,750)				250		190,000
						1,399,730

Total Purchased Options						1,399,730
(cost $2,246,967)

Total Securities						117,680,541

				Principal
REPURCHASE AGREEMENT 19.83%				Amount

Joint Tri-Party Repurchase Agreement, UBS Financial Services, Inc., 03/31/06,
4.53%, due 04/03/06, repurchase price $30,320,834, collateralized by
U.S. Treasury securities held in a joint tri-party repurchase account
(cost $30,309,392)				$30,309,392		30,309,392

Total Investments 96.85%						147,989,933
(cost $87,383,193)
Other assets and liabilities, net 3.15%						4,817,401

NET ASSETS 100%						$152,807,334

See notes to portfolios of investments.

Notes to Portfolios of Investments (unaudited) March 31, 2006

Legend
* Non-income producing security	GO General Obligation Bond
+ Affiliated company (see following)	RS Restricted Security (see following)
ADR American Depositary Receipt	ZCB Zero Coupon Bond
S/R Subscription Receipt	^ Security or portion of security segregated as
collateral for written options

General

The yields reflect the effective yield from the date of purchase.

Variable Rate Notes have periodic reset features, which effectively shorten the maturity dates and reset the interest rates as tied to various interest-bearing instruments. Rates shown are current rates at March 31, 2006.

Securities with a 144A designation are exempt from registration under Rule 144A of the Securities Act of 1933.

Fair valued securities, which were primarily composed of restricted securities (see following), as a percentage of net assets at March 31, 2006, were 0.33% of China Region Opportunity, 2.42% of Global Resources and 1.34% of World Precious Minerals.

For information on the funds' policies regarding the valuation of investments and other significant accounting policies, please refer to the most recent semi-annual or annual report.

Joint Tri-Party Repurchase Agreements

The funds may enter into repurchase agreements with recognized financial institutions or registered broker-dealers and, in all instances, hold as collateral, underlying securities with a value exceeding the principal amount of the repurchase obligation. The funds use joint tri-party repurchase agreements with other funds under common management where uninvested cash is collectively invested in repurchase agreements, and each participating fund owns an undivided interest in the account.

The terms of the joint tri-party repurchase agreements and the securities held as collateral at March 31, 2006 were:

UBS Financial Services, Inc. repurchase agreement, 03/31/06, 4.53%, due 04/03/06:
Total principal amount: $578,552,187; Total repurchase price: $578,770,590
Collateral:
$497,931,000 U.S. Treasury Bill, maturity date range 04/06/06 - 09/21/06
$779,500 U.S. Treasury Bond, interest rate range 6.00% - 12.00%, maturity date range 08/15/13 - 08/15/26
$109,437,000 U.S. Treasury Note, interest rate range 2.00% - 6.875%, maturity date range 05/15/06 - 11/15/15
(total collateral market value, including accrued interest, of $605,667,496)

Credit Suisse First Boston repurchase agreement, 03/31/06, 4.50%, due 04/03/06:
Total principal amount: $20,000,000; Total repurchase price: $20,007,500
Collateral:
$19,930,000 U.S. Treasury Note, 6.125%, 08/15/07
    (total collateral market value, including accrued interest, of $20,404,629)

Other mutual funds managed by U.S. Global Investors, Inc. participate in the joint tri-party repurchase agreements. Each owns an undivided interest in the accounts.

Call Options Written

As of March 31, 2006, portfolio securities valued at $295,000 and $7,476,800 were held in escrow by the custodian as cover for call options written for the China Region Opportunity Fund and the Global Resources Fund, respectively.

Transactions in written call options during the period ended March 31, 2006, were as follows:

	China Region Opportunity Fund
	Number of	Premiums
	Contracts	Received

Options outstanding at
June 30, 2005	-	$ -
Options written	190	38,349
Options terminated in closing purchase options	-	-
Options expired	(110)	(19,289)
Options exercised	-	-
Options outstanding at
March 31, 2006	80	$19,060

Global Resources Fund
	Number of	Premiums
	Contracts	Received

Options outstanding at
June 30, 2005	-	$-
Options written	1,600	222,000
Options terminated in closing purchase options	-	-
Options expired	-	-
Options exercised	-	-
Options outstanding at
March 31, 2006	1,600	$222,000

Gold Shares Fund
	Number of	Premiums
	Contracts	Received

Options outstanding at
June 30, 2005	-	$-
Options written	225	59,616
Options terminated in closing purchase options	(225)	(59,616)
Options expired	-	-
Options exercised	-	-
Options outstanding at
March 31, 2006	-	$-

Notes to Portfolios of Investments (unaudited)				March 31, 2006

Affiliated Companies - Indicated in Portfolio of Investments as "+"

The Investment Company Act of 1940 defines affiliates as companies in which the Fund owns at least 5% of the outstanding voting securities. The following is a summary of transactions with each affiliated company during the quarter ended March 31, 2006.

		Shares of Affiliated Companies
	June 30, 2005	Additions	Reductions	March 31, 2006
Global Resources Fund
Coalcorp Mining, Inc. (formerly Adobe Ventures, Inc.)	2,140,000	10,000,000	-	12,140,000	(a)
Pacific Stratus Energy Ltd.	3,000,000	4,201,000	-	7,201,000
PetroWorld Corp.	-	2,000,000	-	2,000,000
Revett Minerals, Inc.	-	4,171,200	(147,000)	4,024,200
UMC Energy plc (formerly Uranium Mining Corp plc)	-	1,000,000	-	1,000,000
White Nile Ltd.	12,772,000	403,000	(160,000)	13,015,000	(a)

At March 31, 2006, the value of investments in affiliated companies was $8,337,136, representing 0.71% of net assets, and the total cost was $6,691,068. Net realized gains on transactions were $450,775, and there was no income earned for the period.

		Shares of Affiliated Companies
	June 30, 2005	Additions	Reductions	March 31, 2006
World Precious Minerals Fund
Aberdeen International, Inc.	-	1,161,000	-	1,161,000
Atikwa Minerals Corp.	1,545,333	293,000		1,838,333
Caledon Resources plc	18,175,000	1,690,000	(75,000)	19,790,000
Corona Gold Ltd.	812,500	-	-	812,500	(a)
Diamonds North Resources Ltd.	2,207,000	314,200	(164,000)	2,357,200
Endeavour Mining Capital Corp.	1,484,100	-	(1,484,100)	-	(a)
Golden Odyssey Mining, Inc.	-	1,275,500	-	1,275,500
Laurion Gold, Inc.	3,438,000	3,088,500	(6,505,000)	21,500	(a)
Moss Lake Gold Mines Ltd.	2,318,000	223,000	(34,000)	2,507,000
Nevada Pacific Gold Ltd.	3,892,335	350,500	(1,490,900)	2,751,935	(a)
Northern Orion Resources, Inc.	7,336,900	291,100	(470,000)	7,158,000	(a)
Pacific Rim Mining Corp.	5,049,500	165,600	(189,500)	5,025,600	(a)
Romarco Minerals, Inc.	2,251,000	5,702,353	(22,500)	7,930,853
Vedron Gold, Inc.	2,578,500	6,275,259	(4,281,258)	4,572,501

At March 31, 2006, the value of investments in affiliated companies was $9,223,651 representing 1.33% of net assets, and the total cost was $7,149,285. Net realized gains on transactions were $4,451,558, and there was $43,480 of income earned for the period.

(a) At March 31, 2006, the company is no longer defined as an affiliate, although it was an affiliated company during the period.

Restricted Securities - Indicated in Portfolio of Investments as "RS"

The following securities are subject to legal restrictions on their resale. The issuer bears the cost of registration, if any, involved in the disposition of these securities.

SECURITY
	Acquisition	Cost per
China Region Opportunity Fund	Date	Share
Common Stock
Big Sky Energy Corp.	03/01/05	$0.50

At March 31, 2006, the total cost of restricted securities was $50,000, and the total value was $190,000, representing 0.33% of net assets.

	Acquisition	Cost per
Global Resources Fund	Date	Share
Common Stocks and Warrants
1078352 Alberta Ltd., Units	02/21/06	$0.52
African Minerals, Special Warrants	07/09/03	$6.00
Baja Mining Corp., Units	03/29/06	$0.77
Big Sky Energy Corp.	03/01/05	$0.50
Dune Energy, Inc.	01/27/06	$2.65
Eastern Plantinum Ltd., 144A, S/R	03/23/06	$1.07
Hyduke Energy Services, Inc.	12/13/05	$2.00
Hyduke Energy Services, Inc., Warrants (June 2006)	12/13/05	$0.00
Khan Resources Inc., Special Warrants	03/24/05	$0.82
Legacy Energy LLC, 144A	02/27/06	$19.00
Medoro Resources Ltd., 144A	02/23/06	$0.09
Osmium Holdings S.A.	10/22/96-01/29/98	$987.07
Pacifica Resources Ltd., Units	03/15/06	$0.61
Xtreme Coil Drilling Corp., 144A	02/24/06	$6.08
Zimasco Consolidated Enterprises Ltd.	06/15/95-09/30/99	$3.73
Convertible Debenture
1078352 Alberta Ltd.	12/07/04	$0.83

At March 31, 2006, the total cost of restricted securities was $16,417,758, and the total value was $20,317,374, representing 1.73% of net assets.

	Acquisition	Cost per
World Precious Minerals Fund	Date	Share
Common Stocks and Warrants
Aberdeen International, Inc.	12/23/05	$0.69
Aberdeen International, Inc., Warrants (December 2007)	12/23/05	$0.00
African Minerals, Special Warrants	07/09/03	$6.00
Baja Mining Corp., Units	03/29/06	$0.77
Big Sky Energy Corp.	03/01/05	$0.50
Grandview Gold, Inc.	08/30/05	$1.05
Grandview Gold, Inc., Units	02/27/06	$0.96
Grandview Gold, Inc., Warrants (August 2006)	08/30/05	$0.00
Medoro Resources Ltd., 144A	02/23/06	$0.09
Osmium Holdings S.A.	10/22/96-01/29/98	$1,280.75
Platte River Gold, Special Warrants	03/01/04-06/07/04	$1.50
Western Exploration & Development Ltd., 144A, Special Warrants	08/14/97	$0.50
Zimasco Consolidated Enterprises Ltd.	06/15/95-09/30/99	$3.73

At March 31, 2006, the total cost of restricted securities was $6,678,268, and the total value was $7,211,091, representing 1.04% of net assets.

TAX INFORMATION

The following table presents the income tax basis of the securities owned at March 31, 2006, and the tax basis components of net unrealized appreciation or depreciation:

	Aggregate	Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)

U.S. Treasury Securities Cash	$111,626,059	$ -	$ -	$ -
U.S. Government Securities Savings	421,106,630	-	-	-
Near-Term Tax Free	16,968,570	74,215	(102,500)	(28,285)
Tax Free	14,907,098	525,862	(7,179)	518,683
All American Equity	19,436,786	3,689,324	(332,539)	3,356,785
China Region Opportunity	46,911,286	11,737,546	(615,914)	11,121,632
Global Resources	930,971,654	267,408,127	(11,415,047)	255,993,080
World Precious Minerals	449,509,285	246,020,527	(8,998,090)	237,022,437
Gold Shares	87,383,193	61,949,181	(1,342,441)	60,606,740

Item 2. Controls and Procedures

1.
The registrant’s president and treasurer have determined that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

2.
There was no change in the registrant's internal control over financial reporting that occurred in the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

U.S. Global Investors Funds

By: /s/ Frank E. Holmes
Frank E. Holmes
President, Chief Executive Officer

Date: May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Frank E. Holmes
Frank E. Holmes
President, Chief Executive Officer

Date: May 30, 2006

By: /s/Catherine A. Rademacher
Catherine A. Rademacher
Treasurer

Date: May 30, 2006